Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,210,000.00
Previously Paid Amount	0.00
Total Fee Amount	581.40
Total Offset Amount	0.00
Net Fee	581.40
Narrative - Max Aggregate Offering Price	$ 4,210,000.00
Final Prospectus	true